SCOPE OF CONSOLIDATION - Use of Estimates (Details) € in Thousands	Dec. 31, 2017 EUR (€) segment	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 785,182	€ 785,182
Number of operating segments | segment	1
Capitalized development costs	€ 440,456	354,394	€ 307,810
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Capitalized development costs	1,811,219	1,611,167	€ 1,448,444
Gross carrying amount | Development costs
Disclosure of detailed information about intangible assets [line items]
Capitalized development costs	185,115	€ 141,396
FCA Group companies
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 780,542